Related-Party Transactions (Narrative) (Details) (USD $)	141 Months Ended	144 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013 Officer and Affiliate [Member] Bridge Financing [Member]	Dec. 31, 2013 Minority Stockholders [Member]	Dec. 31, 2012 Minority Stockholders [Member]
Related Party Transaction [Line Items]
Related party transaction, date (in Date)			Sep. 30, 2013	Oct. 31, 2011
Related party transaction, cash proceeds received			$ 250,000		$ 7,988
Related party notes payable, interest rate (in Percent)				8.00%
Note receivable from minority stockholders				31,968	28,800
Related party note receivable, interest rate, after maturity date (in Percent)				15.00%
Minority shareholder debtors, monthly shares forfeitable if note receivable is unpaid after maturity (in Shares)				16,667
Minority shareholder debtors, maximum shares forfeitable if note receivable is unpaid after maturity (in Shares)				200,000
Proceeds from related party note receivable, principal					5,941
Proceeds from related party note receivable, interest					2,047
Portion of note balance attributable to interest due					$ 2,215
Common stock retired (in Shares)	200,000	200,000 [1]			200,000

[1]	(Unaudited)